Financial Data by Segment and Geographic Area - Schedule of Long Lived Assets by Country (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Long Lived Assets Geographic [Line Items]
Total long-lived assets	$ 2,269.5	$ 2,241.3
United States [Member]
Long Lived Assets Geographic [Line Items]
Total long-lived assets	1,786.1	1,788.3
Canada [Member]
Long Lived Assets Geographic [Line Items]
Total long-lived assets	480.6	450.6
Other Country [Member]
Long Lived Assets Geographic [Line Items]
Total long-lived assets	$ 2.8	$ 2.4